CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Operations
Revenue
Expenses
Research and development expenses	45,381	80,667	231,013	192,292	281,218	975,667
General and administrative expenses	223,832	216,363	1,347,063	585,866	1,037,289	1,155,729
Total operating expenses	269,213	297,030	1,578,076	778,158	1,318,507	2,131,396
Loss from operations	(269,213)	(297,030)	(1,578,076)	(778,158)
Other income (expense)
Interest income	149		768
Interest expense	(2,819)		(2,819)
Accretion of debt discount	(30,753)		(30,753)
Total other income (expense)	(33,423)		(32,804)
Net loss	$ (302,636)	$ (297,030)	$ (1,610,880)	$ (778,158)	$ (1,318,507)	$ (2,131,396)
Earnings per share
Loss per common share	$ 0.00	$ 0.00	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average shares outstanding	69,955,847	67,704,921	69,695,772	67,048,351	67,233,254	66,575,122